Note 17 - Deferred Compensation Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deferred Compensation Plan [Text Block]
NOTE
17
.
Deferred
Compensation Plan

Colony Bank, the wholly-owned subsidiary, has deferred compensation plans covering certain former directors and certain officers choosing to participate through individual deferred compensation contracts. In accordance with terms of the contracts, the Bank is committed to pay the participant’s deferred compensation over a specified number of years, beginning at age
65.
In the event of a participant’s death before age
65,
payments are made to the participant’s named beneficiary over a specified number of years, beginning on the first
day of the month following the death of the participant.

Liabilities accrued under the plans totaled
$774,000
and
$707,000
as of
December 31, 2019
and
2018,
respectively. Benefit payments under the contracts were
$82,000
 in
2019
and
$108,000
in
2018.

Provisions charged to operations totaled
$63,000
in
2019
and
$52,000
in
2018.

The Company has purchased life insurance policies on the plans’ participants and uses the cash flow from these policies to partially fund the plan. Fee income recognized with these plans totaled
$190,525
 in
2019
and
$135,000
in
2018.